Note 17 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Net Income (loss) from continuing operations (in thousands)	$(26,688)	$8,997	$22,045
Income (Loss) from discontinued operations (in thousands)	895	9	(9,843)

Net income (loss) (in thousands)	$(25,793)	$9,006	$12,202

Weighted average shares outstanding (in thousands) – basic	1,552,190	1,656,092	1,706,665
Effect of dilutive securities:
Options and RSUs (in thousands)	-	38,211	46,167

Weighted average shares outstanding (in thousands) – diluted	1,552,190	1,694,303	1,752,832

Earnings (loss) per share – basic
Continuing operations	$(0.02)	$0.01	$0.01
Discontinued operations	-	-	-
	$(0.02)	$0.01	$0.01

Earnings (loss) per share – diluted
Continuing operations	$(0.02)	$0.01	$0.01
Discontinued operations	-	-	-
	$(0.02)	$0.01	$0.01